MANAGEMENT FEES, SELLING COMMISSIONS, PLATFORM FEES AND PROFIT SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Auction Market Preferred Securities, Stock Series [Line Items]
Selling Commissions	$ 2,267,616	$ 2,707,949
Series A [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Selling Commissions	2,175,856	2,604,190
Series D [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Selling Commissions	$ 91,760	$ 103,759